RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Results from operating activities [abstract]
Share based payment benefit/(expenses)	R (18.4)	R 28.3	R (224.1)
Cash settled Long-Term Incentive ("CLTI") scheme	0.0	44.3	(218.1)
Equity settled Long-Term Incentive ("ELTI") scheme	(18.4)	(16.0)	(6.0)
Explorations expenses and transaction costs	(15.2)	(3.1)	(1.4)
Other costs and administation expenses	R (52.8)	R (39.7)	R (28.3)